ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

(a)	Attributable to Limited Partners’

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2016	$957	$(891)	$215	$(130)	$(4)	$(30)	$619	$736
Other comprehensive income (loss)	19	56	(187)	104	4	3	129	128
Balance at December 31, 2017	$976	$(835)	$28	$(26)	$—	$(27)	$748	$864
Other comprehensive income (loss)(1)	141	(501)	67	(70)	(33)	9	182	(205)
Other items(1)	(450)	—	—	—	—	—	—	(450)
Balance at December 31, 2018	$667	$(1,336)	$95	$(96)	$(33)	$(18)	$930	$209

(b)	Attributable to General Partner

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2016	$7	$(5)	$3	$(1)	$—	$—	$3	$7
Other comprehensive (loss) income	—	(1)	(2)	1	—	—	1	(1)
Balance at December 31, 2017	$7	$(6)	$1	$—	$—	$—	$4	$6
Other comprehensive income (loss)(1)	1	(3)	1	—	—	—	1	—
Other items(1)	(3)	—	—	—	—	—	—	(3)
Balance at December 31, 2018	$5	$(9)	$2	$—	$—	$—	$5	$3

(c)	Attributable to Non-controlling interest—Redeemable Partnership Units held by Brookfield

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2016	$417	$(365)	$88	$(58)	$(3)	$(9)	$261	$331
Other comprehensive income (loss)	8	26	(77)	44	1	1	53	56
Balance at December 31, 2017	$425	$(339)	$11	$(14)	$(2)	$(8)	$314	$387
Other comprehensive income (loss)(1)	59	(213)	29	(29)	(14)	4	77	(87)
Other items(1)	(188)	—	—	—	—	—	—	(188)
Balance at December 31, 2018	$296	$(552)	$40	$(43)	$(16)	$(4)	$391	$112

d) Attributable to Non-controlling interest—Exchange LP Units

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Marketable Securities	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2017	$—	$—	$—	$—	$—	$—	$—	$—
Other comprehensive income (loss)	2	1	—	(1)	—	—	2	4
Balance at December 31, 2018	$2	$1	$—	$(1)	$—	$—	$2	$4

(1)
In relation to the sale of our Chilean electricity transmission business, $641 million of revaluation surplus previously recognized within accumulated other comprehensive income was reclassified directly to retained earnings in the Consolidated Statements of Partnership Capital. Additionally, $127 million of deferred tax expense previously recognized within accumulated other comprehensive income was reclassified as current income tax expense within accumulated other comprehensive income.